SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
U.S. federal income tax rate, percent				21.00%	21.00%
State taxes, net of federal benefit				0.00%	0.00%
Change in state rate				(0.00%)	(6.30%)
Change in non-deductible merger expenses				(15.00%)
Change in valuation allowance, percent				(9.70%)	(1.70%)
Effective income tax, percent				(3.70%)	13.00%
Change in valuation allowance				$ 209,000	$ 257,000
Provision for income taxes				$ (80,000)	$ (132,000)
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
U.S. federal income tax rate, percent					21.00%	21.00%
Change in valuation allowance, percent					(92.00%)	(92.00%)
Effective income tax, percent
U.S. federal income tax rate					$ (52,500)	$ (9,450)
Change in valuation allowance					546,543	618,045
Provision for income taxes		$ 50	$ 302		2,096	4,576
Xtribe PLC [Member] | UNITED KINGDOM
Restructuring Cost and Reserve [Line Items]
Foreign income tax rate					$ (496,096)	$ (612,576)
Foreign income tax rate, percent					19.00%	19.00%
Xtribe PLC [Member] | ITALY
Restructuring Cost and Reserve [Line Items]
Foreign income tax rate
Foreign income tax rate, percent					28.00%	28.00%
Xtribe PLC [Member] | SWITZERLAND
Restructuring Cost and Reserve [Line Items]
Foreign income tax rate					$ (43)	$ (595)
Foreign income tax rate, percent					9.00%	9.00%